OTHER BORROWINGS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Apr. 28, 2024
Other Borrowings
Interest rate			36.00%
Interest expense	$ 67,148	$ 84,911